Note 4 - Transactions With Related Parties (Details Textual) € in Thousands			1 Months Ended	6 Months Ended		18 Months Ended
	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Mar. 31, 2023 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jan. 01, 2018
Management Fees Related Parties				$ 14,178,000	$ 14,241,000
Voyage Expenses Related Parties				5,819,000	6,073,000
General Administrative Expenses Related Parties				4,294,000	5,618,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel				1.02
Management Fee Per Day, Per Vessel Under Bareboat Charter				0.51
Construction Supervisory Fee				$ 840,000
Commission Charged on Charter Hire Agreements				1.25%
Quarterly Fee to Related Parties				$ 667,000
Quarterly Fee to Related Parties, Shares (in shares) | shares				149,600
Management Fees Related Parties				$ 10,925,000	11,670,000
Amounts Paid to Third Party Managers				2,787,000	3,487,000
Voyage Expenses Related Parties				$ 5,123,000	$ 5,340,000
Stock Issued During Period, Shares, New Issues (in shares) | shares				299,200	299,200
Working Capital Security							$ 2,325,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security				$ 1,950,000			1,950,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security							375,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End				1,333,000	$ 1,333,000
Fair Value of Shares Issued to Manager				2,835,000	4,156,000
V.Ships Greece Ltd. [Member]
Working Capital Security Per Vessel				75,000
Other Third-party Managers [Member]
Working Capital Security Per Vessel				50,000
Costamare Shipping [Member]
Accounts Receivable, after Allowance for Credit Loss				6,885,000			286,000
Accounts Payable, Current				595,000			133,000
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Voyage Expenses Related Parties				356,000	364,000
Percentage Ownership								50.00%
Annual Fee to Related Parties | €						€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €						€ 1,281
Vessels Under Time Charter	4
Daily Brokerage Commission on Time Charter	$ 0.165
Blue Net Asia Pte., Ltd. (“BNA”) (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements		1.25%
Voyage Expenses Related Parties				340,000	369,000
Percentage Ownership		50.00%
Vessels Under Time Charter		5
LC LAW Stylianou & Associates LLC [Member] | Legal Service [Member]
Accounts Payable, Current				0			0
General Administrative Expenses Related Parties				0	3,000
Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member] | Neptune Global Finance Ltd. (“NGF”) [Member]
Subsidiary, Ownership Percentage, Parent			51.00%
Neptune Global Finance Ltd. (“NGF”) [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Management Fees Related Parties				1,624,000	1,616,000
Accounts Receivable, after Allowance for Credit Loss				3,130,000			806,000
Fee Percentage on Contributed Capital Invested			1.50%
Fee Percentage on Committed Capital to be Invested			0.80%
Neptune Maritime Leasing Limited (“NML”) [Member] | Neptune Global Finance Ltd. (“NGF”) [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner			49.00%
Codrus [Member] | Financial And Strategic Advice [Member]
Accounts Receivable, after Allowance for Credit Loss				0			0
Annual Fee to Related Parties			$ 250,000
Navilands [Member] | Asset Management Arrangement [Member]
Management Fees Related Parties				1,629,000	$ 953,000
Working Capital Security				1,125,000			1,125,000
Accounts Receivable, after Allowance for Credit Loss				$ 1,629,000			$ 1,667,000